TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 20.6% of Net Assets

	Convertible Notes (Restricted)(a) - 0.2% of Net Assets

	United States — 0.2%
$20,265	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	$20,265
12,835	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	12,835
70,629	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	70,629
23,533	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	23,533
47,065	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	47,065
47,065	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	47,065
58,832	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	58,832
45,997	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/19	45,997
214,962	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	214,962
214,962	Rainier Therapeutics, Inc. Promissory Note, 8.00% due 03/31/20	214,962
	TOTAL CONVERTIBLE NOTES	756,145

	Non-Convertible Notes - 20.4% of Net Assets

	France — 0.7%
2,600,000	Sanofi, 3.63% due 06/19/28	2,796,056

	Ireland — 0.6%
1,500,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 02/01/25 (b)	1,005,000
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,512,581
		2,517,581
	United Kingdom — 2.2%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	5,231,742
4,000,000	Hikma Pharmaceuticals plc, 4.25% due 04/10/20 (c)	4,009,056
		9,240,798
	United States — 16.9%
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	3,301,099
1,400,000	Allergan Sales LLC, 5.00% due 12/15/21 (b)	1,464,017
2,000,000	Amgen, Inc., 3.63% due 05/22/24	2,100,746
831,000	Baxalta, Inc., 4.00% due 06/23/25	883,467
1,200,000	Becton, Dickinson and Co., 3.73% due 12/15/24	1,258,730
560,000	Biogen, Inc., 3.63% due 09/15/22	578,021
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29 (b)	1,465,718
1,400,000	CVS Health Corp., 3.70% due 03/09/23	1,447,805
1,500,000	DaVita, Inc., 5.00% due 05/01/25	1,480,875
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (b)	4,084,598
1,250,000	Encompass Health Corp., 5.75% due 11/01/24	1,272,875
2,785,000	Express Scripts Holding Co., 3.50% due 06/15/24	2,868,101
2,000,000	GlaxoSmithKline Capital, Inc., 2.80% due 03/18/23	2,035,396
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,443,164
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,057,693
1,000,000	HCA Healthcare, Inc., 5.88% due 05/01/23	1,087,380
1,250,000	HCA Healthcare, Inc., 5.38% due 02/01/25	1,349,219
600,000	HCA Healthcare, Inc., 5.25% due 04/15/25	664,774
2,630,000	HCP, Inc., 4.20% due 03/01/24	2,783,406

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	United States - continued
$4,300,000	Johnson & Johnson, 2.45% due 03/01/26	$4,323,535
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,439,537
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,448,000
4,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50% due 04/15/25 (b)	2,680,000
1,200,000	McKesson Corp., 3.80% due 03/15/24	1,259,671
2,341,000	Medtronic, Inc., 4.38% due 03/15/35	2,695,053
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,433,707
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,506,803
2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	2,224,094
5,300,000	Pfizer, Inc., 3.45% due 03/15/29	5,610,392
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,771,116
1,500,000	Tenet Healthcare Corp., 6.75% due 06/15/23	1,505,625
1,400,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	1,433,343
1,400,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	1,420,683
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	2,792,686
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	4,792,955
		70,964,284
	TOTAL NON-CONVERTIBLE NOTES	85,518,719
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $86,120,803)	86,274,864

SHARES
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted)(a) — 1.5%

	Switzerland — 0.3%
136,200	Oculis SA, Series B2	1,161,648

	United States — 1.2%
569,450	Decipher Biosciences, Inc. Series II, 8.00%	736,299
566,122	Decipher Biosciences, Inc. Series III, 8.00%	1,229,617
569,028	Galera Therapeutics, Inc. Series C, 6.00%	1,259,999
206,483	IlluminOss Medical, Inc. Junior Preferred, 8.00%	206,483
219,196	IlluminOss Medical, Inc. Series AA, 8.00%	219,196
17,657	IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
14,707	IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
5,883	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
11,766	IlluminOss Medical, Inc. Warrants (expiration 01/11/28, exercise price $1.00)	0
11,766	IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
11,499	IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
3,208	IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0
5,066	IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	0
1,307,690	Rainier Therapeutics, Inc. Series A, 6.00%	849,999

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	United States - continued
757,575	Rainier Therapeutics, Inc. Series B, 6.00%	$566,666
		5,068,259
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $7,282,513)	6,229,907

	COMMON STOCKS AND WARRANTS - 102.2% of Net Assets

	Belgium — 0.4%
12,099	Galapagos NV (d)	1,560,819

	China— 0.5%
16,900	BeiGene, Ltd. (d) (e) (f)	2,094,755

	Denmark— 3.6%
9,650	Genmab A/S (d)	1,774,419
39,643	MorphoSys AG (d) (e)	956,982
241,000	Novo Nordisk A/S (e)	12,300,640
		15,032,041
	France— 1.3%
62,710	Cellectis S.A. (d) (e)	978,276
137,734	Innate Pharma S.A. (d)	872,359
85,941	Sanofi (e)	3,718,667
		5,569,302
	Germany— 2.2%
131,684	Bayer AG	9,125,027

	Ireland— 5.9%
44,539	Allergan plc (f)	7,457,165
42,700	Amarin Corp plc (d) (e) (f)	827,953
496,788	Avadel Pharmaceuticals plc (d) (e)	1,435,717
36,963	Endo International plc (d)	152,288
32,980	Mallinckrodt plc (d)	302,756
137,381	Medtronic plc (f)	13,379,536
21,718	Perrigo Co. plc (f)	1,034,211
		24,589,626
	Israel— 0.3%
141,381	Teva Pharmaceutical Industries Ltd. (d) (e)	1,304,947

	Japan— 2.6%
17,457	Astellas Pharma Inc.	248,541
22,900	Chugai Pharmaceuticals Co., Ltd.	1,495,302
19,550	Daiichi Sankyo Co., Ltd.	1,021,790
4,114	Hoya Corp.	314,956
35,746	Otsuka Holdings Co., Ltd.	1,165,728
4,453	Shionogi & Co., Ltd	256,445
112,512	Sosei Group Corp. (d)	2,472,206
178,128	Takeda Pharmaceutic SP ADR (d) (e)	3,152,866
19,200	Takeda Pharmaceuticals Co., Ltd.	680,811
8,676	Terumo Corp.	258,312
		11,066,957

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Netherlands— 0.6%
75,782	Mylan N.V. (d) (f)	$1,442,889
41,785	Wright Medical Group N.V. (d) (f)	1,246,029
		2,688,918
	Switzerland— 10.8%
55,369	Alcon Inc. (d)	3,435,646
8,219	Lonza Group AG	2,773,344
277,047	Novartis AG (e) (f)	25,297,162
387,400	Roche Holding AG (e)	13,597,740
		45,103,892
	United Kingdom — 7.8%
79,748	Adaptimmune Therapeutics plc (d) (e)	320,587
334,998	AstraZeneca plc (e)	13,828,718
6,300	Cardinal Health, Inc.	296,730
218,700	GlaxoSmithKline plc (e)	8,752,374
23,569	Hikma Pharmaceuticals plc	515,419
160,734	Smith & Nephew plc (e)	6,998,358
1,282,978	Verona Pharma plc (d)	953,151
159,500	Verona Pharma plc (d) (e)	853,325
513,192	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.07) (a)	2,737
		32,521,399
	United States — 66.2%
97,284	Abbott Laboratories (f)	8,181,584
34,416	AbbVie, Inc.	2,502,732
6,911	ABIOMED, Inc. (d) (f)	1,800,246
38,342	Acadia Healthcare Co., Inc. (d)	1,340,053
16,627	Alexion Pharmaceuticals, Inc. (d)	2,177,804
5,128	Align Technology, Inc. (d)	1,403,534
40,139	AmerisourceBergen Corp.	3,422,251
47,628	Amgen Inc. (f)	8,776,888
26,542	Anthem, Inc. (f)	7,490,418
319,235	Ardelyx, Inc. (d)	858,742
64,378	Atreca, Inc. (Restricted) (a) (d)	1,091,588
31,500	Atreca, Inc. (d)	593,460
168,812	Bausch Health Cos, Inc. (d) (f)	4,257,439
35,595	Baxter International, Inc.	2,915,230
13,463	Becton, Dickinson and Co.	3,392,811
5,545	Biogen Inc. (d) (f)	1,296,809
118,848	Boston Scientific Corp. (d) (f)	5,108,087
186,241	Bristol-Myers Squibb Co. (f)	8,446,029
71,400	Celgene Corp. (d)	6,600,216
7,053	Celldex Therapeutics, Inc. (d)	18,902
22,273	Cigna Corp. (d)	3,509,111
94,900	Community Health Systems, Inc. (d)	253,383
144,689	CVS Health Corp. (f)	7,884,104
34,005	Danaher Corp. (f)	4,859,995
28,123	DENTSPLY Sirona, Inc.	1,641,258

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	United States - continued
86,944	Diplomat Pharmacy, Inc. (d)	$529,489
17,942	Edwards Lifesciences Corp. (d)	3,314,605
68,073	Eli Lilly & Co. (f)	7,541,808
92,699	Gilead Sciences, Inc. (f)	6,262,744
73,400	Global Medical REIT Inc.	770,700
23,934	HCA Healthcare, Inc.	3,235,159
45,500	HCP, Inc.	1,455,090
68,000	Healthcare Realty Trust Inc.	2,129,760
46,000	Healthcare Trust of America, Inc.	1,261,780
4,217	Hologic, Inc. (d)	202,500
14,595	Humana, Inc.	3,872,053
9,405	IDEXX Laboratories, Inc. (d)	2,589,479
5,179	Illumina, Inc. (d)	1,906,649
22,233	Incyte Corp. (d) (f)	1,888,916
12,042	Intuitive Surgical, Inc. (d) (f)	6,316,631
4,161	IQVIA Holdings, Inc. (d)	669,505
228,034	Johnson & Johnson (f)	31,760,576
85,400	Koninklijke Philips N.V.	3,721,732
7,237	Laboratory Corporation of America Holdings (d)	1,251,277
18,762	LivaNova plc (d)	1,350,114
19,299	LTC Properties, Inc.	881,192
4,663	Masimo Corp. (d)	693,948
20,335	McKesson Corp.	2,732,821
67,954	Medical Properties Trust, Inc.	1,185,118
11,100	Medicines Co (The) (d)	404,817
225,230	Merck & Co., Inc. (f)	18,885,535
13,098	Natus Medical, Inc. (d) (f)	336,488
15,602	Nektar Therapeutics (d)	555,119
52,504	New Senior Investment Group Inc.	352,827
10,650	Novavax, Inc. (d)	62,409
49,471	Omega Healthcare Investors, Inc.	1,818,059
511,289	Pfizer, Inc. (f)	22,149,039
55,300	Physicians Realty Trust	964,432
6,188	Quest Diagnostics, Inc.	630,000
23,725	Quorum Health Corp. (d)	32,978
8,464	Regeneron Pharmaceuticals, Inc. (d)	2,649,232
2,463	ResMed, Inc.	300,560
71,128	Sabra Health Care REIT, Inc.	1,400,510
63,841	Senior Housing Properties Trust	527,965
19,813	STERIS plc (d)	2,949,759
22,992	Stryker Corp.	4,726,695
24,900	Thermo Fisher Scientific, Inc. (f)	7,312,632
68,683	UnitedHealth Group, Inc. (f)	16,759,339
1,158	Varian Medical Systems, Inc. (d)	157,639
22,250	Ventas, Inc.	1,520,787
26,515	Vertex Pharmaceuticals Inc. (d) (f)	4,862,321
4,200	WellCare Health Plans, Inc. (d)	1,197,294
24,860	Welltower, Inc.	2,026,836
18,617	Zimmer Biomet Holdings, Inc.	2,191,966

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	United States - continued
46,362	Zoetis, Inc. (f)	$5,261,623
		277,383,181
	TOTAL COMMON STOCKS AND WARRANTS (Cost $477,325,054)	428,040,864

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 3.2% of Net Assets
$13,464,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $13,464,000, 0.50%, dated 06/28/19, due 07/01/19 (collateralized by U.S. Treasury Note 1.875%, due 03/31/22, market value $13,733,478)	13,464,000
	TOTAL SHORT-TERM INVESTMENT (Cost $13,464,000)	13,464,000

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)		VALUE
	OPTION CONTRACTS PURCHASED - 0.0% of Net Assets

	CALL OPTION CONTRACTS PURCHASED - 0.0%
35/1,260,000	Biogen, Inc. Jun20 360 Call	15,750
1,300/6,500,000	Bristol-Myers Squibb Co. Jan20 50 Call	175,500
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premium paid $757,201)	191,250

	OPTION CONTRACTS WRITTEN — (0.1)% of Net Assets

	CALL OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets
97/(843,900)	Abbott Laboratories Jul19 87 Call	(4,074)
14/(378,000)	ABIOMED, Inc. Jul19 270 Call	(5,600)
62/(855,600)	Allergan plc Jul19 138 Call	(186,465)
196/(411,600)	Amarin Corp Plc Jul19 21 Call	(8,820)
47/(893,000)	Amgen, Inc. Jul19 190 Call	(7,755)
21/(630,000)	Anthem, Inc. Jul19 300 Call	(1,554)
168/(420,000)	Bausch Health Cos, Inc. Jul19 25 Call	(16,296)
160/(2,080,000)	BeiGene, Ltd. Jul19 130 Call	(45,600)
118/(513,300)	Boston Scientific Corp. Jul19 43.5 Call	(6,254)
1,300/(7,800,000)	Bristol-Myers Squibb Co. Jan20 60 Call	(22,100)
144/(792,000)	CVS Health Corp. Jul19 55 Call	(14,688)
34/(493,000)	Danaher Corp. Jul19 145 Call	(6,630)
68/(816,000)	Eli Lilly & Co. Jul19 120 Call	(1,564)
92/(644,000)	Gilead Sciences, Inc. Jul19 70 Call	(4,968)
38/(361,000)	Incyte Corp. Jul19 95 Call	(2,280)
11/(591,250)	Intuitive Surgical, Inc. Jul19 537.5 Call	(8,690)
228/(3,306,000)	Johnson & Johnson Jul19 145 Call	(12,540)
177/(1,787,700)	Medtronic plc Jul19 101 Call	(4,248)
67/(586,250)	Merck & Co., Inc. Jul19 87.5 Call	(1,206)
320/(640,000)	Mylan N.V. Jul19 20 Call	(9,280)
120/(300,000)	Natus Medical, Inc Jul19 25 Call	(14,400)
276/(2,553,000)	Novartis AG Jul19 92.5 Call	(30,360)

The accompanying notes are an integral part of this Schedule of Investments.

NUMBER OF CONTRACT (100 SHARES EACH)/NOTIONAL AMOUNT ($)		VALUE
	CALL OPTION CONTRACTS WRITTEN - continued
109/(517,750)	Perrigo Co. plc Jul19 47.5 Call	(15,805)
511/(2,273,950)	Pfizer, Inc. Jul19 44.5 Call	(13,797)
24/(720,000)	Thermo Fisher Scientific, Inc. Jul19 300 Call	(7,080)
68/(1,717,000)	Unitedhealth Group, Inc. Jul19 252.5 Call	(17,748)
26/(494,000)	Vertex Pharmaceuticals, Inc. Jul19 190 Call	(5,720)
200/(600,000)	Wright Medical Group N.V. Jul19 30 Call	(16,500)
46/(533,600)	Zoetis, Inc. Jul19 116 Call	(3,910)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premium received $(604,081)	(495,932)
	PUT OPTION CONTRACTS WRITTEN — 0.0%
1,300/(5,200,000)	Bristol-Myers Squibb Co. Jan20 40 Put	(189,800)
	TOTAL PUT OPTION CONTRACTS WRITTEN (Premium received $(347,095)	(189,800)
	TOTAL OPTION CONTRACTS WRITTEN (Premium received $(951,176)	(685,732)
	TOTAL INVESTMENTS - 127.4% (Cost $583,997,996)	533,515,153
	OTHER LIABILITIES IN EXCESS OF ASSETS - (27.4)%	(114,776,322)
	NET ASSETS - 100%	$418,738,831

(a)         Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(b)         Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)          Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)         Non-income producing security.

(e)          American Depository Receipt

(f)           A portion of security is pledged as collateral for call options written.

The following forward contract were held as of June 30, 2019

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
British Pound	Goldman Sachs Bank	07/31/19	14,090,242	GBP	$17,927,860	$17,920,005	$7,855
Danish Krone	Goldman Sachs Bank	07/31/19	47,021,882	DKK	7,187,225	7,181,813	5,413
Euro	Goldman Sachs Bank	07/31/19	11,497,335	EUR	13,117,298	13,105,044	12,254
Israeli Sheqel	Goldman Sachs Bank	07/31/19	4,457,647	ILS	1,241,539	1,251,282	(9,743)
Japanese Yen	Goldman Sachs Bank	07/31/19	484,962,749	JPY	4,538,648	4,508,214	30,435
Swiss Franc	Goldman Sachs Bank	07/31/19	19,376,245	CHF	19,945,284	19,903,216	42,068
						$63,869,574	$88,282

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2019

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2019, the cost of securities for Federal income tax purposes was $585,078,881. The net unrealized loss on securities held by the Fund was $50,877,996, including gross unrealized gain of $36,937,971 and gross unrealized loss of $87,815,967.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to  protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level

TEKLA WORLD HEALTHCARE FUND

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June 30, 2019

(continued)

1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the levels used as of June 30, 2019 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Notes
United States	$—	$—	$756,145	$756,145
Non-convertible Notes
France	—	2,796,056	—	2,796,056
Ireland	—	2,517,581	—	2,517,581
United Kingdom	—	9,240,798	—	9,240,798
United States	—	70,964,284	—	70,964,284
Convertible Preferred And Warrants
Switzerland	—	—	1,161,648	1,161,648
United States	—	—	5,068,259	5,068,259
Common Stocks And Warrants
Belgium	1,560,819	—	—	1,560,819
China	2,094,755	—	—	2,094,755
Denmark	15,032,041	—	—	15,032,041
France	5,569,302	—	—	5,569,302
Germany	9,125,027	—	—	9,125,027
Ireland	24,589,626	—	—	24,589,626
Israel	1,304,947	—	—	1,304,947
Japan	11,066,957	—	—	11,066,957
Netherlands	2,688,918	—	—	2,688,918
Switzerland	45,103,892	—	—	45,103,892
United Kingdom	32,518,662	—	2,737	32,521,399
United States	276,291,593	1,091,588	—	277,383,181
Short-term Investment	—	13,464,000	—	13,464,000
Total	$426,946,539	$100,074,307	$6,988,789	$534,009,635
Other Financial Instruments
Assets
Forward Currency Contracts	$	$88,282	$—	$88,282
Options Contracts Purchased	191,250	—	—	191,250
Liabilities
Options Contracts Written	(685,732)	—	—	(685,732)
Total	$(494,482)	$88,282	$—	$(406,200)

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(continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2018	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2019
Convertible Notes
United States	$247,124	$—	$509,021	$—	$—	$756,145
Convertible Preferred and Warrants
Switzerland	—	15,925	1,145,723	—	—	1,161,648
United States	5,080,794	101,601	3,423,709	(2,637,845)	(900,000)	5,068,259
Common Stocks and Warrants
United Kingdom	48,963	(46,226)	—	—	—	2,737
	$5,376,881	$71,300	$5,078,453	$(2,637,845)	$(900,000)	$6,988,789

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019						$(1,299,031)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$2,737	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00)%
	2,598,489	Probability weighted expected return model	Discount rate Price to sales multiple	24.39%-35.63% (32.38%) 3.02x-3.80x (3.25x)
	2,421,647	Market approach, recent transaction	(a)	N/A
	1,965,916	Market comparable	Discount for lack of marketability Earnings ratio	15.00% (15.00%) 5.55x (5.55x)
$6,988,789

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at June 30, 2019.

At June 30, 2019, the Fund had a commitment of $308,138 relating to additional investments in two private companies.

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June 30, 2019

(continued)

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2019. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
Atreca, Inc. Common	09/05/18	$900,000	$13.44	$1,091,588
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19	2,637,846	1.29	736,299
Series III Cvt. Pfd	03/29/19	596,715	2.17	1,229,617
Galera Therapeutics, Inc. Series C Cvt. Pfd	08/30/18	1,260,031	2.21	1,259,999
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	01/21/16	153,293	1.00	219,196
Junior Preferred	01/21/16	71,466	1.00	206,483
Cvt. Promissory Note	05/10/19	20,265	100.00	20,265
Cvt. Promissory Note	04/10/19	12,835	100.00	12,835
Cvt. Promissory Note	03/18/17	70,957	100.00	70,629
Cvt. Promissory Note	12/20/17	23,619	100.00	23,533
Cvt. Promissory Note	01/11/18	47,094	100.00	47,065
Cvt. Promissory Note	02/06/18	47,065	100.00	47,065
Cvt. Promissory Note	09/05/18	58,832	100.00	58,832
Cvt. Promissory Note	01/28/19	45,997	100.00	45,997
Warrants (expiration 03/31/27)	03/28/17	82	0.00	0
Warrants (expiration 09/06/27)	09/05/18	0	0.00	0
Warrants (expiration 11/20/27)	11/21/17	22	0.00	0
Warrants (expiration 01/11/28)	01/11/18	7	0.00	0
Warrants (expiration 02/06/28)	02/06/18	0	0.00	0
Warrants (expiration 01/29/29)	01/28/19	0	0.00	0
Warrants (expiration 04/29/29)	04/10/19	0	0.00	0
Warrants (expiration 05/13/29)	05/10/19	0	0.00	0
Oculis SA Series B2 Cvt. Pfd	01/16/19	1,145,723	8.33	1,161,648
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16	850,624	0.65	849,999
Series B Cvt. Pfd	03/03/17	566,704	0.75	566,666
Cvt. Promissory Note	01/30/19	214,962	100.00	214,962
Cvt. Promissory Note	03/28/19	214,962	100.00	214,962
		$8,939,101		$8,077,640

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.